UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2016

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.1%
Alabama - 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,310,720
Warrants	5.000%	10/1/23	4,000,000	4,681,120

Total Alabama				6,991,840

Arizona - 0.5%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,863,896	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,992,000
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,846,320
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	4,515,179

Total Arizona				15,217,395

California - 14.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	2,000,000	2,467,340
Second Subordinated Lien	5.000%	10/1/36	1,000,000	1,225,530
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,368,356
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,553,903
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	2,092,309
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,267,860
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.330%	5/1/23	37,000,000	37,249,750	(b)(c)
San Francisco Bay Area	1.530%	4/1/24	8,000,000	7,973,040	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	32,590,518
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	39,495,400	(d)(n)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,474,520	(a)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,812,919	(a)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,262,574
Various Capital Project	5.250%	10/1/25	4,000,000	4,835,520
Various Capital Project	5.250%	10/1/26	4,385,000	5,291,029
Various Capital Project	5.000%	10/1/27	5,180,000	6,173,058
California State, GO	5.000%	8/1/30	18,000,000	22,834,260
California State, GO, Various Purpose	5.000%	9/1/35	3,500,000	4,434,605
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,481,644
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,985,000	10,082,697
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,833,560
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,934,617	(d)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	27,000,718
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,484,300
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,755,448
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,233,180
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,296,320
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,984,351

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	$10,000,000	$11,214,000
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	750,000	829,155
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	6,172,173
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,943,103
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	868,232
Procter & Gamble Project	5.000%	7/1/19	900,000	1,012,455
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,464,038
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,204,050
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,521,576
Arrowhead Project	5.000%	8/1/22	8,755,000	9,760,162
Arrowhead Project	5.125%	8/1/24	10,000,000	11,208,200
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	47,512,660
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,516,140
University of California, CA, Revenue	5.000%	5/15/35	12,000,000	15,084,000

Total California				410,799,270

Colorado - 4.0%
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	8,664,880	(b)(c)(f)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	23,268,780	(b)(c)(f)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,575,335
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,192,090
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	8,014,582
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,392,520
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,782,252
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,766,480
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,313,700

Total Colorado				112,970,619

Connecticut - 0.5%
Connecticut State, GO	1.080%	9/15/17	7,000,000	7,016,030	(b)(c)
Connecticut State, GO	1.200%	9/15/18	3,000,000	2,999,580	(b)
Connecticut State, GO	1.350%	9/15/19	4,000,000	4,013,120	(b)

Total Connecticut				14,028,730

District of Columbia - 0.3%
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/35	7,000,000	8,486,660	(e)(f)

Florida - 5.6%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,368,880
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,601,640
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	5,027,400
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,876,595

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Broward County, FL, School Board, COP	5.000%	7/1/30	$5,000,000	$6,191,000
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	5,000,000	5,201,550
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,181,799
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	2,010,314	(a)
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	6.000%	6/1/30	1,950,000	2,016,047	(a)
Tuscan Isle Obligated Group	7.000%	6/1/35	1,000,000	1,087,960	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,439,520
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,653,700
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,216,980
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	225,000	225,704
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,726,695
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	13,944,728	(e)
AGM	5.000%	10/1/22	8,000,000	9,094,720	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	5,000,000	5,737,700
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,285,810	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,782,340
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,670,855
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,118,710
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,907,044
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,233,700
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	3,053,100
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,351,590
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	3.000%	7/1/16	1,205,000	1,205,000
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,872,240	(d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,847,369
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,021,181
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,569,534
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/24	3,500,000	3,972,255
BHAC	5.000%	10/1/25	3,350,000	3,800,843
BHAC	5.000%	10/1/27	1,155,000	1,308,453
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,386,082	(d)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	590,000	421,850	*(g)

Total Florida				160,410,888

Georgia - 2.3%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,878,112
Zoo, NATL	5.000%	12/1/20	1,860,000	1,973,330

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	$5,465,000	$6,399,897	(d)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,602,447	(d)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,460,950
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	3,019,375
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,863,220
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,365,550
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,301,500
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,678,110
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	8,111,870
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,407,340
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	661,980

Total Georgia				65,723,681

Illinois - 4.6%
Chicago, IL, GO	5.500%	1/1/30	3,975,000	4,133,324
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,071,240
Chicago, IL, GO	5.500%	1/1/32	2,000,000	2,068,460
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,541,885
Green Bond	5.000%	12/1/26	1,275,000	1,590,703
Green Bond	5.000%	12/1/27	1,360,000	1,696,750
Green Bond	5.000%	12/1/28	1,425,000	1,776,576
Green Bond	5.000%	12/1/30	1,575,000	1,942,873
Green Bond	5.000%	12/1/31	1,650,000	2,029,648
Green Bond	5.000%	12/1/32	1,735,000	2,129,695
Green Bond	5.000%	12/1/33	1,820,000	2,226,169
Green Bond	5.000%	12/1/34	1,910,000	2,328,023
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,188,625	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,620,240
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	7,182,851	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	5,443,380
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,366,760	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	12,653,378
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,887,150
Second Lien	5.000%	1/1/31	1,500,000	1,725,840
Second Lien	5.000%	1/1/32	1,000,000	1,146,920
Second Lien	5.000%	1/1/33	1,035,000	1,183,305
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,107,960
Second Lien Project	5.000%	11/1/31	2,000,000	2,352,040
Second Lien Project	5.000%	11/1/33	1,500,000	1,754,265
Second Lien Project	5.000%	11/1/34	1,000,000	1,165,460
Illinois State Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,156,640	(d)
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,081,260
Memorial Health System	5.250%	4/1/29	11,000,000	12,233,210
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,476,280	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	$5,000,000	$5,855,150
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	9,312,560
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	11,022,185
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,099,800
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,512,113
COPS	5.000%	3/15/26	1,800,000	2,168,910

Total Illinois				131,231,628

Indiana - 3.0%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,460,080	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,127,133	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,868,591	(d)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,779,800
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,013,800
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,425,180
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,927,280
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	19,625,000	21,328,843
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,231,050
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,372,600
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	872,318	82,870	*(h)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	957,047	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,430,000	1,752,165	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,293,040

Total Indiana				86,619,479

Iowa - 1.4%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	2,997,888
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,553,364
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,879,225
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,802,547
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/17	1,600,000	1,641,872
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/18	1,350,000	1,441,314
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,108,470
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/17	1,000,000	1,048,750	(i)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,472,459	(i)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,299,880	(i)
Iowa State Special Obligation Revenue	5.000%	6/1/27	4,000,000	5,166,320	(f)
Iowa State Special Obligation Revenue	5.000%	6/1/28	5,730,000	7,370,900	(f)
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,748,131	(f)

Total Iowa				38,531,120

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	$2,605,000	$2,998,850	(d)
Sisters Leavenwort	5.250%	1/1/25	395,000	452,081

Total Kansas				3,450,931

Kentucky - 0.5%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,542,300	(b)(c)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,054,851

Total Kentucky				13,597,151

Louisiana - 0.8%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	1,830,000	1,991,296
AGC	5.875%	6/1/23	4,435,000	4,846,746
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	3,031,456
AGM	5.000%	12/1/29	2,000,000	2,477,120
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	11,014,400	(b)(c)

Total Louisiana				23,361,018

Maryland - 1.0%
Anne Arundel County, MD, GO, Consolidated Solid Waste Project	5.300%	2/1/17	450,000	451,535	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,611,960
Transportation Facilities Project	5.125%	6/1/20	4,610,000	5,087,919
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,326,350
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	734,331
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,779,918
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,946,815
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,250,940
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,315,360	(d)

Total Maryland				29,505,128

Massachusetts - 2.2%
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,749,530
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/33	4,000,000	5,019,320
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,499,140
Partners Healthcare System Inc.	5.000%	7/1/30	340,000	427,329
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	1,500,000	1,745,445
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,825,080	(d)
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,010,840	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Caregroup Inc.	5.375%	7/1/25	$3,570,000	$3,901,582	(d)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,852,950
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,666,695
Massachusetts State Water Resources Authority Revenue:
General, Green Bond	5.000%	8/1/34	5,000,000	6,435,550
General, Green Bond	4.000%	8/1/36	7,000,000	8,043,770
Green Bond	5.000%	8/1/35	6,800,000	8,723,584
Massachusetts State, GO, Consolidated Loan	0.840%	1/1/18	8,500,000	8,504,420	(b)

Total Massachusetts				63,405,235

Michigan - 6.7%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,507,750
District State Aid	5.000%	11/1/30	22,325,000	23,766,079
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,577,550
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,537,227	(a)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	10,000,000	10,647,200
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,380,660
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,419,380
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,840,380
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,776,270
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,240,000	2,642,774
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	14,168,345
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,421,683
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	5,155,582
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	47,082	(d)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,821,626	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	751,294	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	307,069
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	5,000,000	5,015,400	(b)(c)
Events Center Project	4.125%	1/1/19	10,000,000	10,231,700	(b)(c)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,463,652
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,995,667
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,397,126
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,199,360
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,312,780	(d)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	7,998,469	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	22,387,938	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,449,250	(e)

Total Michigan				189,219,293

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	4,000,000	4,504,920

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	$9,080,000	$9,826,467
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	2,000,000	2,080,540	(a)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,868,019
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,170,031

Total Missouri				21,945,057

Nevada - 0.6%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,607,190
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,273,373

Total Nevada				16,880,563

New Jersey - 5.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,147,830
AGM	5.000%	11/1/27	1,500,000	1,714,620
AGM	5.000%	11/1/29	1,500,000	1,705,170
AGM	5.000%	11/1/31	1,000,000	1,129,740
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	2,000,000	2,474,140
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,761,597	(e)
New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,350,000	(i)
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	13,164,220
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	12,233,363
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	11,210,000	11,874,529	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,786,520
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	2,009,088
School Facilities Construction, SIFMA	2.030%	3/1/28	20,000,000	18,511,200	(b)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,493,242	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,539,550	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,929,416
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,439,760
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,454,088
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	13,560,000	14,819,995
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	7,847,980
New Jersey State Turnpike Authority Revenue	0.890%	1/1/17	10,000,000	10,002,900	(b)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/32	9,000,000	11,234,250
New Jersey State Turnpike Authority Revenue	5.000%	1/1/33	10,230,000	12,719,880
Passaic Valley, NJ, Sewage Commissioners Sewer System Revenue, AMBAC	5.625%	12/1/17	3,095,000	3,105,709

Total New Jersey				154,448,787

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,341,032
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	26,000,000	29,188,380
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,494,708

Total New Mexico				32,024,120

New York - 9.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	39,027,110
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,141,320
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	27,325,648
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,994,600
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,136,545
Amsterdam At Harborside	2.000%	1/1/49	406,193	50,774
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,533,180
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	3,138,600
Fiscal 2015	5.000%	7/15/30	4,000,000	5,007,400
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,721,234
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,795,850	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	32,080,750
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,622,400
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,807,520
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,251,180
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/32	5,000,000	6,231,500
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/33	4,500,000	5,586,525
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,596,902
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	250,000	308,193
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,601,217
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,218,986
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F Kennedy International Airport Project	5.000%	8/1/26	8,535,000	9,416,495	(e)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,164,230	(e)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/35	8,000,000	8,718,560	(e)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	13,660,005	(e)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	9,000,000	9,741,240	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	6,156,950	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	$5,000,000	$6,140,000	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	12,537,500
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	12,489,500
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,517,680
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,439,410
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	12/15/27	3,000,000	3,763,110
Restructuring	5.000%	12/15/35	8,500,000	10,841,410

Total New York				278,763,524

North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,202,660
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	27,888,372	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,692,370
AGC	5.375%	1/1/26	4,590,000	5,056,803

Total North Carolina				42,840,205

Ohio - 1.1%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,173,000
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,004,400

Total Ohio				31,177,400

Oklahoma - 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,895,000	1,960,340

Oregon - 0.8%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,958,664	(b)
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,449,520	(b)
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,224,420
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,514,240	(d)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,799,600
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,859,093

Total Oregon				21,805,537

Pennsylvania - 3.1%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.910%	7/1/22	7,500,000	7,673,775	(b)(c)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,453,900
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	3,054,325
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,205,360

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Luzerne County, PA, GO, AGM	5.000%	11/15/29	$3,000,000	$3,567,150
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,272,480
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,693,238	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,418,032
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,473,096
Pennsylvania State Turnpike Commission Revenue	1.390%	12/1/21	11,000,000	10,974,920	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,974,180
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,753,635	(e)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	8,103,966	(e)
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,585,752

Total Pennsylvania				87,203,809

Rhode Island - 0.0%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,513

South Carolina - 0.3%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,317,005
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,769,052
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,592,078

Total South Carolina				9,678,135

Tennessee - 4.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,110,360
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,281,574	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,257,506	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,550,884	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,291,839
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,811,820
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	18,401,850
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	30,400,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,578,022
Tennessee Housing Development Agency Revenue	5.000%	7/1/23	1,815,000	1,897,274	(e)

Total Tennessee				122,581,379

Texas - 12.2%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,214,390	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,805,055	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,600,030	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,264,589	(e)
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	7,000,000	8,832,810
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	7,500,000	9,427,050
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	5,000,000	6,255,500
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	4,250,000	5,288,402
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,344,139

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	$2,000,000	$2,224,660
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,211,800	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	1.010%	6/1/18	1,000,000	999,950	(b)
Memorial Hermann Healthcare System	1.110%	6/1/19	2,250,000	2,251,710	(b)
Memorial Hermann Healthcare System	1.160%	6/1/20	2,000,000	2,003,020	(b)
Memorial Hermann Healthcare System	1.240%	6/1/21	3,710,000	3,723,913	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,206,150	(d)
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	991,890
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	11,217,510
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	49,188,725
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,890,109
Senior Lien	5.125%	7/1/27	11,180,000	12,114,648
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	6,208,850
Combined First Lien	5.000%	5/15/28	5,000,000	6,183,950
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,580,000	1,590,570
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,212,968	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	10,071,626	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,558,153	(e)
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	1,140,000	1,219,868	(a)(e)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	302,960
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	8,338,540
North Forest, TX, ISD, ACA, GO	6.500%	8/15/17	1,230,000	1,309,606	(i)
North Texas Tollway Authority Revenue	5.000%	1/1/32	2,500,000	3,118,200
North Texas Tollway Authority Revenue	5.000%	1/1/33	1,300,000	1,612,624
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	21,103,140
North Texas Tollway Authority Revenue:
System Second Tier	5.000%	1/1/31	4,000,000	4,818,120
System-First Tier, NATL	5.125%	1/1/28	15,785,000	16,825,547	(d)
System-First Tier, NATL	5.125%	1/1/28	2,215,000	2,346,062
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,376,180
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,718,250
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/27	2,000,000	2,581,100
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/28	2,000,000	2,570,840
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/29	2,345,000	3,009,526
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	3,975,000	4,146,799
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,998,137

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	$24,270,000	$31,447,367
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,392,080
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,649,550
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,657,177
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	12,011,200
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	11,970,300

Total Texas				347,405,340

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,887,022
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,730,300

Total U.S. Virgin Islands				9,617,322

Vermont - 0.3%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	2.181%	6/1/22	7,583,187	7,604,572	(b)(e)

Virginia - 2.3%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	15,000,000	19,258,950
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,497,114	(d)
Virginia State Resources Authority Infrastructure Revenue:
Senior, Pooled Financing Program	5.000%	11/1/19	930,000	983,187	(d)
Senior, Pooled Financing Program	5.000%	11/1/19	245,000	259,480
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	2,082,643	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,422,580	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,549,250	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,852,327	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,503,324	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	2,610,000	2,860,951
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co.	2.150%	9/1/20	20,000,000	20,652,000	(b)(c)

Total Virginia				64,921,806

Washington - 2.2%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,877,195
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,748,800
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	6,355,300
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,252,980
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,698,935	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,320,557	(d)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,454,980	(d)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,598,974	(a)

Total Washington				63,307,721

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	$6,440,000	$7,389,900
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,628,440	(d)
United Health Systems	5.250%	6/1/29	5,785,000	6,532,885	(d)

Total West Virginia				20,551,225

Wisconsin - 1.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	3,058,611
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,428,640
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,418,480
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,413,420
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,836,340	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,497,254	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,113,200	(e)
Wisconsin State General Fund Annual Appropriation Revenue, State Appropriations	5.375%	5/1/25	10,000,000	11,245,900
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,837,085

Total Wisconsin				32,848,930

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,765,960

TOTAL MUNICIPAL BONDS (Cost - $2,518,627,518)				2,761,617,231

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	465,204	*(j)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,519,616,938)				2,762,082,435

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.8%
MUNICIPAL BONDS - 3.8%
California - 0.9%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.460%	10/1/25	$1,000,000	1,000,000	(e)(l)(m)
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.390%	7/1/41	1,000,000	1,000,000	(l)(m)
California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project, LOC-Comerica Bank	0.560%	10/1/44	600,000	600,000	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue:
Kaiser Permanente	0.390%	4/1/45	$600,000	$600,000	(l)(m)
Kaiser Permanente	0.390%	4/1/46	13,650,000	13,650,000	(l)(m)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.390%	8/15/36	1,000,000	1,000,000	(l)(m)
California Statewide CDA, MFH Revenue, Arbor Ridge Apartments, LIQ-FHLMC	0.480%	11/1/36	100,000	100,000	(e)(l)(m)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.430%	11/1/23	300,000	300,000	(l)(m)
Metropolitan Water District of Southern California Revenue	0.390%	7/1/35	1,500,000	1,500,000	(l)(m)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.380%	4/1/38	2,500,000	2,500,000	(l)(m)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.410%	4/1/36	1,000,000	1,000,000	(l)(m)
University of California, CA, Revenue	0.380%	5/15/48	1,300,000	1,300,000	(l)(m)

Total California				24,550,000

Florida - 0.2%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.640%	10/1/28	3,200,000	3,200,000	(e)(l)(m)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.400%	1/15/27	2,700,000	2,700,000	(l)(m)

Total Florida				5,900,000

Georgia - 0.3%
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.400%	1/1/48	8,500,000	8,500,000	(l)(m)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.420%	9/1/31	500,000	500,000	(l)(m)
Massachusetts State HEFA Revenue:
Harvard University	0.420%	7/1/35	200,000	200,000	(l)(m)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.400%	7/1/27	300,000	300,000	(l)(m)

Total Massachusetts				1,000,000

Nevada - 0.6%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.590%	6/1/36	13,600,000	13,600,000	(l)(m)
Water Improvement, SPA-Dexia Credit Local	0.590%	6/1/36	3,300,000	3,300,000	(l)(m)

Total Nevada				16,900,000

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.400%	7/1/36	100,000	100,000	(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.2%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.600%	11/1/26	$200,000	$200,000	(l)(m)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.410%	4/15/35	1,500,000	1,500,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.500%	6/15/32	6,635,000	6,635,000	(l)(m)
Second General Resolution, SPA-Dexia Credit Local	0.600%	6/15/32	10,700,000	10,700,000	(l)(m)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.600%	8/1/23	5,900,000	5,900,000	(l)(m)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.600%	11/1/22	6,400,000	6,400,000	(l)(m)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.400%	12/1/29	2,300,000	2,300,000	(l)(m)

Total New York				33,635,000

North Carolina - 0.4%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.530%	11/1/34	3,000,000	3,000,000	(l)(m)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.390%	10/1/38	9,400,000	9,400,000	(l)(m)

Total North Carolina				12,400,000

Vermont - 0.0%
Vermont State Housing Finance Agency, Single-Family Housing Revenue, AGM, LIQ-TD Bank N.A.	0.480%	5/1/33	500,000	500,000	(e)(l)(m)

West Virginia - 0.2%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.600%	5/1/18	5,700,000	5,700,000	(a)(e)(l)(m)

TOTAL MUNICIPAL BONDS (Cost - $109,185,000)				109,185,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,916)	0.238%		4,916	4,916

TOTAL SHORT-TERM INVESTMENTS (Cost - $109,189,916)				109,189,916

TOTAL INVESTMENTS - 100.9% (Cost - $2,628,806,854#)				2,871,272,351
Liabilities in Excess of Other Assets - (0.9)%				(26,494,331)

TOTAL NET ASSETS - 100.0%				$2,844,778,020

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)	The maturity principal is currently in default as of June 30, 2016.

(h)	The coupon payment on these securities is currently in default as of June 30, 2016.

(i)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Illiquid security.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,761,617,231	—	$2,761,617,231
Statutory Trust Certificates	—	—	$465,204	465,204

Total Long-Term Investments	—	$2,761,617,231	$465,204	$2,762,082,435

Short-Term Investments†:
Municipal Bonds	—	$109,185,000	—	$109,185,000
Money Market Funds	$4,916	—	—	4,916

Total Short-Term Investments	$4,916	$109,185,000	—	$109,189,916

Total Investments	$4,916	$2,870,802,231	$465,204	$2,871,272,351

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,116,609	—	—	$2,116,609

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$245,904,870
Gross unrealized depreciation	(3,439,373)

Net unrealized appreciation	$242,465,497

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	394	9/16	$65,786,829	$67,903,438	$(2,116,609)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016